Shareholder Report	12 Months Ended	44 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000224810
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	Investor Class
Trading Symbol	TGPEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - Investor Class	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual. U.S. equity market leadership was concentrated in a small number of mega-cap technology companies, which tend to be outside of an impact universe.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was our zero weighting in the energy sector, which we avoid because the pursuit of positive environmental impact is core to our mandate. Stock choices and our underweight in consumer discretionary also added value. MercadoLibre, a leading merchant payment solutions provider in Latin America, which enables the cash to online transition and helps advance financial inclusion, continued to deliver strong operating results.

  On the negative side, the leading detractor from relative performance was the information technology sector due to stock selection. Not owning mega-cap technology company Nvidia, whose operations do not align with our impact investment framework, detracted the most. Stock choices in financials also weighed on performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around three impact pillars—Climate and Resource Impact, Social Equity and Quality of Life, and Sustainable Innovation and Productivity—aligned to the United Nations Sustainable Development Goals, which seek to address the most pressing challenges faced by our planet and society.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (Investor Class)	26.61%	1.89%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	32.79	7.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 15, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 20,816,000	$ 20,816,000
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ (206,000)
InvestmentCompanyPortfolioTurnover	58.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$20,816 Number of Portfolio Holdings63
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.7
Information Technology	22.2
Financials	16.1
Utilities	4.5
Consumer Discretionary	4.3
Materials	2.9
Communication Services	1.0
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	3.6%
Linde	2.9
Thermo Fisher Scientific	2.9
Danaher	2.6
Roper Technologies	2.5
Synopsys	2.0
Waste Connections	2.0
IDEX	2.0
MercadoLibre	2.0
ASML Holding	2.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Impact Equity Fund during the 12 months ended October 31, 2024. The principal investment strategies were updated to reflect that the fund typically invests in at least five countries, including the U.S., and at least 25% of its net assets in foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000224811
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	I Class
Trading Symbol	TGBLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - I Class	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual. U.S. equity market leadership was concentrated in a small number of mega-cap technology companies, which tend to be outside of an impact universe.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was our zero weighting in the energy sector, which we avoid because the pursuit of positive environmental impact is core to our mandate. Stock choices and our underweight in consumer discretionary also added value. MercadoLibre, a leading merchant payment solutions provider in Latin America, which enables the cash to online transition and helps advance financial inclusion, continued to deliver strong operating results.

  On the negative side, the leading detractor from relative performance was the information technology sector due to stock selection. Not owning mega-cap technology company Nvidia, whose operations do not align with our impact investment framework, detracted the most. Stock choices in financials also weighed on performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around three impact pillars—Climate and Resource Impact, Social Equity and Quality of Life, and Sustainable Innovation and Productivity—aligned to the United Nations Sustainable Development Goals, which seek to address the most pressing challenges faced by our planet and society.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (I Class)	26.69%	2.02%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	32.79	7.63

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 15, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 20,816,000	$ 20,816,000
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ (206,000)
InvestmentCompanyPortfolioTurnover	58.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$20,816 Number of Portfolio Holdings63
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.7
Information Technology	22.2
Financials	16.1
Utilities	4.5
Consumer Discretionary	4.3
Materials	2.9
Communication Services	1.0
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	3.6%
Linde	2.9
Thermo Fisher Scientific	2.9
Danaher	2.6
Roper Technologies	2.5
Synopsys	2.0
Waste Connections	2.0
IDEX	2.0
MercadoLibre	2.0
ASML Holding	2.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Impact Equity Fund during the 12 months ended October 31, 2024. The principal investment strategies were updated to reflect that the fund typically invests in at least five countries, including the U.S., and at least 25% of its net assets in foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless